Investments	12 Months Ended
Dec. 31, 2025
EBP 022
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Investments	Investments
Investment Valuation and Income Recognition
Investments held by the Plan (except the SYNs) are stated at fair value less costs to sell, if those costs are significant. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price).

Common stock and mutual funds are valued using quoted market prices. Common/collective trusts (CCTs) are valued at net asset value (NAV) per share as determined by the issuer based on the fair value of the underlying investments. Self-directed brokerage accounts may be holding stocks, corporate bonds, treasury securities, or other securities available on the active market. These securities are valued using quoted market prices. The assets in the SVF include SYNs and a STIF. SYNs are recorded at contract value. Contract value is the relevant measurement attributable to SYNs because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. The contract value represents contributions plus earnings, less participant withdrawals and administrative expenses. SYNs are backed by units of CCTs. The STIF is valued at amortized cost, which approximates fair value.

Purchases and sales of investments are recorded on a trade-date basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Investment securities are exposed to various risks, including interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is possible that changes in values of investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.

Stable Value Fund
The SVF consists of six SYN's backed by units of CCTs and a STIF. Fidelity serves as trustee.

The STIF seeks to provide safety of principal and daily liquidity by investing in high-quality money market instruments. Participant directed withdrawals or exchanges from the SVF may be made on any business day. For each SYN, the underlying investments consist of units of fixed-income CCTs supported by a wrapper contract issued by an insurance company or bank to provide market and cash flow protection to the Plan to allow for participant transactions at contract value. The wrapper contract amortizes the difference between the market value and contract value of the underlying investments resulting from realized and unrealized gains and losses, typically over a period related to the duration of the underlying portfolio, through adjustments to the future interest crediting rate. The wrapper contract includes provisions that generally prevent the calculated interest crediting rate from falling below zero.

As of December 31, 2024, the SVF was $690.2 million, including $672.2 million of SYNs, measured at contract value and $18.0 million in a STIF, measured at fair value using Level 2 inputs.

Certain events might limit the ability of the Plan to transact at contract value with the contract issuers. In these scenarios, transactions could instead occur at fair market value. These events include, but are not limited to, termination of the Plan or SVF, a material adverse change to the provisions of the Plan, a decision by the administrator of the Plan to withdraw from or terminate an investment contract without securing a replacement contract, and in the event of a spin-off or sale of a division if the terms of a successor plan do not meet the investment contract issuer’s underwriting criteria for issuance of a clone investment contract. However, the Committee does not anticipate that limitations on book value transactions resulting from the events described above are probable of occurrence.
Examples of events that would permit a contract issuer to terminate an investment contract upon short notice include the Plan’s loss of its qualified tax status, uncured material breaches of responsibilities, or material and adverse changes to the provisions of the Plan. If one of these occurred, the investment contract issuer could terminate the investment contract at fair value. The Committee does not anticipate that any of these events are probable of occurrence.

Institutional and Vanguard Trusts
Institutional Trusts including BlackRock, Fidelity, Geode Capital Management, PIMCO and State Street Trusts, are comprised of low-cost domestic equity, international equity, and domestic fixed-income investment funds. Each investment option employs a full replication indexing approach in which the trust seeks to match the performance of a specified index while minimizing net tracking error. Participant transactions for the BlackRock Institutional Trusts occur in a custom portfolio which holds shares of the underlying trust. Since participant transactions occur at the portfolio level instead of directly into the trust itself, NAV per share will trend with but not equal the NAV per share in the underlying trust held by the Plan.
The Vanguard Target Retirement Trusts are highly diversified funds whose objective is to offer an appropriate balance of risk and return at every stage of retirement investing. The year in the trust name refers to the approximate year (the target retirement date) when an investor in the trust would retire and leave the workforce. Each trust automatically rebalances and adjusts its asset mix over time, gradually shifting to become more conservative as the trust approaches its target retirement date. Once a trust has passed its target retirement date, its allocation is gradually adjusted to match that of the Vanguard Target Retirement Income Trust and it may merge with that trust in seven years.

The trustees of the Institutional and Vanguard Trusts, in their sole discretion, but upon consultation with the Plan, shall decide whether to honor a redemption request in cash, in kind, or a combination of both. The trustees will use their best efforts to distribute proceeds as soon as practicable; provided however, that (i) cash proceeds from the sale of securities liquidated to fund a withdrawal need not be paid until after the actual settlement date or dates of the sale of such securities; and (ii) the trustees may suspend redemptions and/or postpone the payment of redemption proceeds at times when the New York Stock Exchange is closed or during other emergency circumstances.

Self-directed Brokerage Accounts
In connection with the merger of the Marathon Oil Company Thrift Plan into the Plan, the Plan added a frozen self-directed brokerage account feature. As a frozen feature, interest and dividends generated from investments in such brokerage accounts would be credited to the investments that generated them, but no further trading activity is permitted other than to sell investments and deposit cash proceeds into the participant’s core cash investment option of the brokerage account.